As filed with the Securities and Exchange Commission on February 9, 2023

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,617	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,617	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. ANNE C. CHOE, ESQ.	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS
WILLKIE FARR & GALLAGHER LLP	400 HOWARD STREET SAN FRANCISCO, CA 94105
787 SEVENTH AVENUE
NEW YORK, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On March 3, 2023, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,617 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until March 3, 2023, the effectiveness of the registration statement for the iShares ESG Aware ICE-HIP Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No.  2,590 on September 30, 2022, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2,604 2,611	December 13, 2022 January 11, 2023	January 12, 2023 February 10, 2023

This Post-Effective Amendment No. 2,617 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,590.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,617 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 9th day of February, 2023.

iSHARES TRUST

By:
Armando Senra*
President
Date: February 9, 2023

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,617 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: February 9, 2023

John E. Martinez*
Trustee
Date: February 9, 2023

Cecilia H. Herbert*
Trustee
Date: February 9, 2023

John E. Kerrigan*
Trustee
Date: February 9, 2023

Robert S. Kapito*
Trustee

Date: February 9, 2023

Madhav V. Rajan*
Trustee

Date: February 9, 2023

Jane D. Carlin*
Trustee

Date: February 9, 2023

Drew E. Lawton*
Trustee

Date: February 9, 2023

Richard L. Fagnani*
Trustee

Date: February 9, 2023

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: February 9, 2023

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: February 9, 2023

*

Powers of Attorney, each dated June 15, 2022, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,556, filed June 27, 2022.